Risk Report - Asset Quality - Financial Assets at Fair Value through OCI (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Financial assets at fair value through OCI [Abstract]
Fair value of financial assets at Fair value through Other Comprehensive Income (FVOCI) subject to impairment	€ 32,000	€ 29,000
Of which: [Abstract]
Allowance for credit losses against these assets	€ 69	€ 41